LEASES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Variable lease payments	$ 29	$ 20
Assets sold, that will potentially be leased in the future, lease term	3 years
Estimated purchase price of assets sold	$ 400
Construction in process
Lessee, Lease, Description [Line Items]
Carrying value of assets sold	$ 144	$ 50
Minimum
Lessee, Lease, Description [Line Items]
Non-cancellable contract periods for leases, typical range	3 years
Maximum
Lessee, Lease, Description [Line Items]
Non-cancellable contract periods for leases, typical range	20 years